UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02589

Eaton Vance Series Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Annual Report December 31, 2005

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.0

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.0 as of December 31, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Duncan W. Richardson, CFA

Portfolio Manager

The Fund

Performance for the Past Year

•      During the year ended December 31, 2005, shares of Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) had a total return of 4.64%. This return was the result of an increase in net asset value (NAV) per share to $546.87 on December 31, 2005, from $530.77 on December 31, 2004, and the reinvestment of $6.475 per share in dividends and $1.8749 per share in capital gains distributions.

•      All of the dividends declared by the Fund in calendar year 2005 will be considered qualifying dividend income, subject to taxation at long-term capital gains rates no greater than 15% for noncorporate shareholders who meet certain holding period and other requirements.

•      For comparison, the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance – had a total return of 4.91% for the same period.(1)

See pages 4 and 5 for more performance information, including after-tax returns.

Management Discussion

•      A late year surge helped the stock market conclude 2005 on a positive note, locking in its third consecutive annual gain. The S&P 500 Index had a positive, albeit modest, total return for the year, despite investor angst over rising interest rates, record-level energy prices and a flattening yield curve.(1) These factors were offset by resilient consumer spending and healthy corporate profits. Double-digit growth in dividend payouts and share buybacks, coupled with continued strength in merger and acquisition activity, provided additional support for equities.

•      For the year, energy and utilities were the top performing sectors in the S&P 500 Index. The energy sector was up 31% in 2005 and the utility sector rose over 16% for the same period. In contrast, each of the eight remaining sectors in the S&P 500 Index recorded single-digit or negative returns.(1) The more growth-oriented consumer discretionary, telecommunications and technology sectors were the worst performers for the year. Also, small- and mid-capitalization stocks outperformed large-cap stocks.

•      The Fund invests in Tax-Managed Growth Portfolio (the Portfolio), which invests on a long-term basis in a broadly diversified portfolio consisting primarily of common stocks of growth companies. The Portfolio remained overweighted in the industrials and energy sectors, while continuing to underweight the technology, telecommunication and utilities sectors. The Portfolio’s energy emphasis was additive to performance, as stocks there advanced on record-high commodity prices. Financials also experienced solid gains in 2005, and the Fund’s performance benefited from the Portfolio’s overweighting of capital markets and insurance and de-emphasis of mortgage finance stocks. Telecommunications stocks continued to struggle through the year, and the Portfolio’s underweighted position was beneficial to returns.

(1)  It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month- end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

•      The Portfolio’s worst performance came from the industrials and information technology sectors. Capacity and pricing issues plagued information technology holdings, and investments within computers and peripherals stocks were notable underperformers. An overweighting in lagging machinery and building products stocks within the industrials sector was also detrimental to performance. In addition, de-emphasis of the slower-growth, high-dividend-yielding areas, such as utilities, also detracted from returns, as investors favored these defensive investments for much of 2005.

•      As always, we thank you for your continued confidence and participation in the Fund.

Ten Largest Holdings *

By net assets

General Electric Co.	2.46%
Procter & Gamble Co.	2.16
Burlington Resources Inc.	1.96
Exxon Mobil Corp.	1.94
Pepsico Inc.	1.93
American International Group	1.85
Amgen Inc.	1.79
BP PLC Spons ADR	1.69
Intel Corp.	1.40
United Parcel Service, Inc.	1.28

Common Stock Investments by Sector **

By net assets

*                 Ten Largest Holdings represented 18.46% of Portfolio net assets as of December 31, 2005.

**          Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of the Fund with that of the S&P 500 Index, a broad-based, unmanaged market index commonly used as a measure of U.S. stock market performance. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of the Fund and the S&P 500 Index. The table includes the total returns of the Fund. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance

Average Annual Total Returns (at net asset value)

One Year	4.64%
Five Years	0.65%
Ten Years	9.99%
Life of Fund (3/29/66)	10.18%

*	Source: Thomson Financial. The Fund commenced investment operations on 3/29/66.

It is not possible to invest directly in an Index. The Index’s total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

FUND PERFORMANCE

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended December 31, 2005)

Returns at Net Asset Value (NAV)

	One Year	Five Years	Ten Years

Return Before Taxes	4.64%	0.65%	9.99%
Return After Taxes on Distributions	4.40%	0.36%	9.70%
Return After Taxes on Distributions and Sale of Fund Shares	3.33%	0.48%	8.83%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

The Fund commenced investment operations 3/29/66.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 – December 31, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.0

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(7/1/05)	(12/31/05)	(7/1/05 – 12/31/05)

Actual	$1,000.00	$1,063.00	$2.39

Hypothetical	$1,000.00	$1,022.90	$2.35
(5% return per year before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 0.46% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2005.

Eaton Vance Tax-Managed Growth Fund 1.0 as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $84,080,920)	$993,224,622
Total assets	$993,224,622
Liabilities
Payable for Fund shares redeemed	$330,456
Payable to affiliate for Trustees' fees	776
Accrued expenses	42,409
Total liabilities	$373,641
Net Assets for 1,815,529 shares of beneficial interest outstanding	$992,850,981
Sources of Net Assets
Paid-in Capital	$115,146,023
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(12,112,859)
Accumulated undistributed net investment income	183,287
Accumulated federal tax on undistributed net realized long-term capital gain, paid on behalf of the shareholders	(19,509,172)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	909,143,702
Total	$992,850,981
Net Asset Value and Redemption Price Per Share
($992,850,981 ÷ 1,815,529 shares of beneficial interest outstanding)	$546.87

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $202,987)	$16,561,991
Interest allocated from Portfolio	93,126
Expenses allocated from Portfolio	(4,383,961)
Net investment income from Portfolio	$12,271,156
Expenses
Trustees' fees and expenses	$3,285
Transfer and dividend disbursing agent fees	46,830
Custodian fee	31,950
Legal and accounting services	27,813
Printing and postage	13,545
Miscellaneous	11,867
Total expenses	$135,290
Net investment income	$12,135,866
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(37,456,622)
Securities sold short	(1,588,182)
Foreign currency transactions	(2,539)
Net realized loss	$(39,047,343)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$70,636,731
Securities sold short	986,152
Foreign currency	(10,490)
Net change in unrealized appreciation (depreciation)	$71,612,393
Net realized and unrealized gain	$32,565,050
Net increase in net assets from operations	$44,700,916

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.0 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment income	$12,135,866	$11,419,350
Net realized gain (loss) from investment transactions, securities sold short and foreign currency transactions	(39,047,343)	61,131,903
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	71,612,393	18,441,167
Net increase in net assets from operations	$44,700,916	$90,992,420
Distributions to shareholders — From net investment income	$(11,933,965)	$(11,422,655)
From net realized gain on investment transactions	(3,401,078)	(8,755,776)
Total distributions to shareholders	$(15,335,043)	$(20,178,431)
Transactions in shares of beneficial interest Net asset value of shares issued to shareholders in payment of distributions declared	$4,352,380	$5,937,571
Cost of shares redeemed	(44,505,867)	(52,296,005)
Net decrease in net assets from Fund share transactions	$(40,153,487)	$(46,358,434)
Net increase (decrease) in net assets	$(10,787,614)	$24,455,555
Net Assets
At beginning of year	$1,003,638,595	$979,183,040
At end of year	$992,850,981	$1,003,638,595
Accumulated undistributed net investment income included in net assets
At end of year	$183,287	$—

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.0 as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Year Ended December 31,
	2005		2004	2003	2002	2001
Net asset value — Beginning of year	$530.770		$493.870	$410.040	$514.030	$572.920
Income (loss) from operations
Net investment income	$6.586		$5.964	$4.627	$3.840	$3.292
Net realized and unrealized gain (loss)	17.864		41.533	92.657	(104.030)	(58.932)
Total income (loss) from operations	$24.450		$47.497	$97.284	$(100.190)	$(55.640)
Less distributions
From net investment income	$(6.475)		$(5.950)	$(4.550)	$(3.800)	$(3.250)
From net realized gain	(1.875)		(4.647)	(8.904)	—	—
Total distributions	$(8.350)		$(10.597)	$(13.454)	$(3.800)	$(3.250)
Net asset value — End of year	$546.870		$530.770	$493.870	$410.040	$514.030
Total Return(1)	4.64%		9.68%	23.86%	(19.54)%	(9.71)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$992,851		$1,003,639	$979,183	$863,009	$1,138,791
Ratios (As a percentage of average daily net assets):
Expenses(2)	0.46	%†	0.46%†	0.47%	0.47%	0.46%
Expenses after custodian fee reduction(2)	0.46	%†	0.46%†	—	—	—
Net investment income	1.24	%†	1.17%†	1.04%	0.83%	0.63%
Portfolio Turnover of the Portfolio	0	%(3)	3%	15%	23%	18%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have changed by less than 0.005% & $0.0005, respectively.

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Amounts to less than 1%.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.0 as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), is a diversified series of Eaton Vance Series Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (5.2% at December 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income — The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $395,235 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2013. Although the Fund intends to distribute net realized long-term gains to shareholders each year, the Fund reserves the right to designate such gains as undistributed and pay the federal tax thereon on behalf of shareholders. Provision for such tax is recorded on the Fund's records on the last business day of the Fund's fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as a custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on average daily cash balances the Fund or the Portfolio maintains with IBT. For the year ended December 31, 2005, there were no credit balances used to reduce the Fund's custodian fee.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance Tax-Managed Growth Fund 1.0 as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

2  Distributions to Shareholders

The Fund's policy is to distribute all or substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are re-classified to paid-in capital.

The tax character of distributions paid for the years ended December 31, 2005 and December 31, 2004 was as follows:

	Year Ended December 31,
	2005	2004
Distributions declared from:
Ordinary income	$11,934,174	$11,422,653
Long-term capital gain	$3,400,869	$8,755,778

During the year ended December 31, 2005, accumulated paid-in capital was decreased by $17,650,660, accumulated undistributed net investment income was decreased by $18,614, and accumulated net realized loss was decreased by $17,669,274 primarily due to differences between book and tax accounting treatment of foreign currency gain (loss) and redemptions-in-kind. This change had no effect on the net assets or the net asset value per share.

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated undistributed income	$180,838
Unrealized appreciation	$897,428,527
Capital loss carryforwards	$(395,235)

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended December 31,
	2005	2004
Issued to shareholders electing to receive payments of distributions in capital stock	8,074	11,439
Redemptions	(83,456)	(103,202)
Net decrease	(75,382)	(91,763)

4  Investment Transactions

Decreases in the Fund's investment in the Portfolio aggregated $55,603,553 for the year ended December 31, 2005.

5  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2005, EVM earned $3,602 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of these annual fees in accordance with terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

Eaton Vance Tax-Managed Growth Fund 1.0 as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Series Trust and Shareholders of Eaton Vance Tax-Managed Growth Fund 1.0:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) (one of the series of Eaton Vance Series Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Growth Fund 1.0 as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 17, 2006

Eaton Vance Tax-Managed Growth Fund 1.0 as of December 31, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2006 showed the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, and capital gains dividends.

Qualified Dividend Income. The Fund designates approximately $15,210,458 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualified under tax law. For the Fund's fiscal 2005 ordinary income dividends, 100% qualified for the corporate dividends received deduction.

Capital Gains Dividends. The Fund designates $3,400,869 as a capital gain dividend.

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 3.0%
Boeing Company (The)	798,441	$56,082,496
General Dynamics Corp.	735,000	83,826,750
Honeywell International, Inc.	289,748	10,793,113
Northrop Grumman Corp.	3,090,955	185,797,305
Raytheon Co.	345,300	13,863,795
Rockwell Collins, Inc.	156,972	7,294,489
Teledyne Technologies, Inc.(1)	6,117	178,005
United Technologies Corp.	3,660,728	204,671,302
		$562,507,255
Air Freight & Logistics — 2.9%
C.H. Robinson Worldwide, Inc.	2,079,406	$77,000,404
FedEx Corp.	2,226,609	230,209,105
United Parcel Service, Inc., Class B	3,231,607	242,855,266
		$550,064,775
Airlines — 0.0%
Southwest Airlines Co.	386,112	$6,343,820
		$6,343,820
Auto Components — 0.1%
ArvinMeritor, Inc.	8,000	$115,120
BorgWarner, Inc.	180,098	10,919,342
Delphi Corp.	5,361	1,560
Johnson Controls, Inc.	233,221	17,004,143
Visteon Corp.(1)	9,828	61,523
		$28,101,688
Automobiles — 0.1%
DaimlerChrysler AG(2)	7,000	$357,210
Ford Motor Co.	83,266	642,814
General Motors Corp.	34,443	668,883
Harley-Davidson, Inc.	140,700	7,244,643
Honda Motor Co. Ltd. (ADR)	20,000	579,400
		$9,492,950
Beverages — 4.2%
Anheuser-Busch Companies, Inc.	4,702,340	$202,012,526
Brown-Forman Corp., Class A	547,732	38,856,108
Brown-Forman Corp., Class B	45,820	3,176,242

Security	Shares	Value
Beverages (continued)
Coca-Cola Co.	3,696,347	$148,999,748
Coca-Cola Enterprises, Inc.	1,756,930	33,680,348
PepsiCo, Inc.	6,217,904	367,353,768
		$794,078,740
Biotechnology — 2.2%
Amgen, Inc.(1)	4,322,439	$340,867,540
Applera Corp. - Celera Genomics Group(1)	26,000	284,960
Biogen Idec, Inc.(1)	11,200	507,696
Genzyme Corp.(1)	476,887	33,754,062
Gilead Sciences, Inc.(1)	115,482	6,077,818
Incyte Corp.(1)	14,294	76,330
Invitrogen Corp.(1)	429,910	28,649,202
Vertex Pharmaceuticals, Inc.(1)	13,000	359,710
		$410,577,318
Building Products — 0.8%
American Standard Companies, Inc.	975,691	$38,978,855
Masco Corp.	3,815,892	115,201,779
Water Pik Technologies, Inc.(1)	2,141	45,967
		$154,226,601
Capital Markets — 4.6%
Affiliated Managers Group, Inc.(1)	20,520	$1,646,730
Ameriprise Financial, Inc.	123,241	5,052,865
Bank of New York Co., Inc. (The)	399,053	12,709,838
Bear Stearns Companies, Inc.	88,001	10,166,756
Charles Schwab Corp. (The)	857,261	12,576,019
Credit Suisse Group(2)	155,136	7,879,077
Federated Investors, Inc.	1,666,768	61,737,087
Franklin Resources, Inc.	1,448,649	136,187,493
Goldman Sachs Group, Inc.	1,014,997	129,625,267
Investors Financial Services Corp.	453,428	16,699,753
Knight Capital Group, Inc., Class A(1)	1,750,000	17,307,500
Legg Mason, Inc.	26,461	3,167,117
Lehman Brothers Holdings, Inc.	96,237	12,334,696
Mellon Financial Corp.	250,087	8,565,480
Merrill Lynch & Co., Inc.	2,109,325	142,864,582
Morgan Stanley	3,713,173	210,685,436
Northern Trust Corp.	726,812	37,663,398
Nuveen Investments, Class A	150,000	6,393,000
Piper Jaffray Cos., Inc.(1)	27,967	1,129,867

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Capital Markets (continued)
Raymond James Financial, Inc.	147,337	$5,550,185
State Street Corp.	150,434	8,340,061
T. Rowe Price Group, Inc.	163,648	11,787,565
UBS AG(2)	83,392	7,934,749
Waddell & Reed Financial, Inc., Class A	273,635	5,738,126
		$873,742,647
Chemicals — 0.8%
Airgas, Inc.	117,613	$3,869,468
Arch Chemicals, Inc.	4,950	148,005
Ashland, Inc.	116,107	6,722,595
Bayer AG (ADR)	40,000	1,670,400
Dow Chemical Co. (The)	257,005	11,261,959
E.I. du Pont de Nemours and Co.	1,069,852	45,468,710
Ecolab, Inc.	305,627	11,085,091
MacDermid, Inc.	61,937	1,728,042
Monsanto Co.	19,181	1,487,103
Olin Corp.	9,900	194,832
PPG Industries, Inc.	23,542	1,363,082
Rohm and Haas Co.	2,601	125,940
RPM International, Inc.	70,138	1,218,297
Sigma-Aldrich Corp.	630,897	39,929,471
Solutia, Inc.(1)	11,510	5,180
Valspar Corp. (The)	1,289,459	31,810,954
		$158,089,129
Commercial Banks — 8.4%
AmSouth Bancorporation	586,114	$15,362,048
Associated Banc-Corp.	991,726	32,280,681
Bank of America Corp.	4,813,556	222,145,609
Bank of Hawaii Corp.	69,735	3,594,142
Bank of Montreal(2)	257,366	14,397,054
BB&T Corp.	1,715,782	71,908,424
City National Corp.	184,221	13,344,969
Colonial BancGroup, Inc. (The)	253,936	6,048,756
Comerica, Inc.	333,089	18,906,132
Commerce Bancshares, Inc.	162,911	8,490,921
Compass Bancshares, Inc.	297,054	14,344,738
Fifth Third Bancorp	1,973,171	74,428,010
First Citizens BancShares, Inc., Class A	30,600	5,337,252
First Financial Bancorp.	47,933	839,786
First Horizon National Corp.	152,267	5,853,143

Security	Shares	Value
Commercial Banks (continued)
First Midwest Bancorp, Inc.	523,358	$18,348,931
HSBC Holdings PLC (ADR)	601,671	48,416,465
Huntington Bancshares, Inc.	630,239	14,968,176
KeyCorp	799,881	26,340,081
M&T Bank Corp.	64,486	7,032,198
Marshall & Ilsley Corp.	589,899	25,389,253
National City Corp.	1,784,322	59,899,690
North Fork Bancorporation, Inc.	1,865,892	51,050,805
PNC Financial Services Group, Inc.	149,958	9,271,903
Popular, Inc.(2)	1,432	30,287
Regions Financial Corp.	1,653,747	56,491,998
Royal Bank of Canada(2)	288,465	22,494,501
Royal Bank of Scotland Group PLC(2)	50,837	1,530,783
S&T Bancorp, Inc.	100,000	3,682,000
Societe Generale(2)	1,152,974	141,172,207
SunTrust Banks, Inc.	1,373,393	99,928,075
Synovus Financial Corp.	1,369,351	36,986,171
TCF Financial Corp.	72,500	1,967,650
Trustmark Corp.	205,425	5,643,025
U.S. Bancorp	4,364,242	130,447,193
Valley National Bancorp.	104,601	2,520,884
Wachovia Corp.	2,190,523	115,791,046
Wells Fargo & Co.	2,313,285	145,343,697
Westamerica Bancorporation	268,474	14,247,915
Whitney Holding Corp.	383,436	10,567,482
Zions Bancorporation	620,420	46,878,935
		$1,603,723,016
Commercial Services & Supplies — 1.4%
Acco Brands Corp.(1)	30,117	$737,867
Allied Waste Industries, Inc.(1)	1,626,411	14,214,832
Avery Dennison Corp.	851,315	47,052,180
Banta Corp.	42,341	2,108,582
CBIZ, Inc.(1)	185,000	1,113,700
Cendant Corp.	584,731	10,086,610
Cintas Corp.	1,531,435	63,064,493
Consolidated Graphics, Inc.(1)	70,215	3,323,978
Deluxe Corp.	32,000	964,480
Donnelley (R.R.) & Sons Co.	91,260	3,122,005
Equifax, Inc.	80,000	3,041,600
Herman Miller, Inc.	541,800	15,273,342
HNI Corp.	1,121,592	61,609,049

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Commercial Services & Supplies (continued)
Hudson Highland Group, Inc.(1)	10,262	$178,148
Ikon Office Solutions, Inc.	56,287	585,948
Manpower, Inc.	2,000	93,000
Monster Worldwide, Inc.(1)	68,426	2,793,149
Navigant Consulting, Inc.(1)	238,641	5,245,329
PHH Corp.(1)	27,467	769,625
Pitney Bowes, Inc.	22,857	965,708
School Specialty, Inc.(1)	49,197	1,792,739
Steelcase, Inc., Class A	123,000	1,947,090
Waste Management, Inc.	911,032	27,649,821
		$267,733,275
Communications Equipment — 1.4%
3Com Corp.(1)	664,106	$2,390,782
ADC Telecommunications, Inc.(1)	41,693	931,421
Alcatel SA (ADR)(1)	43,728	542,227
Avaya, Inc.(1)	31,239	333,320
Ciena Corp.(1)	375,431	1,115,030
Cisco Systems, Inc.(1)	5,089,042	87,124,399
Comverse Technology, Inc.(1)	293,654	7,808,260
Corning, Inc.(1)	3,633,999	71,444,420
Dycom Industries, Inc.(1)	143,116	3,148,552
Enterasys Networks, Inc.(1)	12,356	164,088
JDS Uniphase Corp.(1)	52,451	123,784
Juniper Networks, Inc.(1)	35,691	795,909
Lucent Technologies, Inc.(1)	255,464	679,534
Motorola, Inc.	1,282,326	28,967,744
Nokia Oyj (ADR)	2,042,478	37,377,347
Nortel Networks Corp.(1)(2)	739,418	2,262,619
QUALCOMM, Inc.	562,096	24,215,096
Riverstone Networks, Inc.(1)	28,706	16,362
Tellabs, Inc.(1)	106,674	1,162,747
		$270,603,641
Computers & Peripherals — 2.2%
Dell, Inc.(1)	4,471,715	$134,106,733
EMC Corp.(1)	1,770,402	24,112,875
Gateway, Inc.(1)	79,938	200,644
Hewlett-Packard Co.	906,807	25,961,884
International Business Machines Corp.	1,712,254	140,747,279
Lexmark International, Inc., Class A(1)	1,714,509	76,861,438
McDATA Corp., Class A(1)	17,915	68,077

Security	Shares	Value
Computers & Peripherals (continued)
Network Appliance, Inc.(1)	488,000	$13,176,000
Palm, Inc.(1)	64,913	2,064,233
Sun Microsystems, Inc.(1)	319,180	1,337,364
		$418,636,527
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.(1)	160,823	$10,915,057
		$10,915,057
Construction Materials — 0.2%
CRH PLC(2)	329,450	$9,642,564
Vulcan Materials Co.	206,614	13,998,099
		$23,640,663
Consumer Finance — 1.1%
American Express Co.	617,258	$31,764,097
Capital One Financial Corp.	1,429,006	123,466,118
MBNA Corp.	411,292	11,170,691
SLM Corp.	916,399	50,484,421
		$216,885,327
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$8,223,882
Caraustar Industries, Inc.(1)	167,599	1,456,435
Sealed Air Corp.(1)	37,014	2,079,076
Sonoco Products Co.	148,033	4,352,170
Temple-Inland, Inc.	115,924	5,199,191
		$21,310,754
Distributors — 0.1%
Genuine Parts Co.	347,293	$15,253,109
		$15,253,109
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A(1)	49,852	$3,014,052
H&R Block, Inc.	1,575,244	38,672,240
Laureate Education, Inc.(1)	520,213	27,316,385
Service Corp. International	142,389	1,164,742
ServiceMaster Co. (The)	1,156,537	13,820,617
Stewart Enterprises, Inc.	114,000	616,740
		$84,604,776

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Diversified Financial Services — 1.9%
Citigroup, Inc.	4,327,010	$209,989,795
FINOVA Group, Inc. (The)(1)	175,587	10,535
ING Groep N.V. (ADR)	257,281	8,958,524
JPMorgan Chase & Co.	3,164,955	125,617,064
Moody's Corp.	155,397	9,544,484
Principal Financial Group, Inc.	113,328	5,375,147
		$359,495,549
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	1,678,472	$41,105,779
BCE, Inc.(2)	3,100,000	74,245,000
BellSouth Corp.	161,722	4,382,666
Cincinnati Bell, Inc.(1)	169,013	593,236
Citizens Communications Co.	12,231	149,585
Deutsche Telekom AG (ADR)	2,006,790	33,372,918
McLeod USA, Inc., Class A(1)	947	10
Qwest Communications International, Inc.(1)	38,011	214,762
RSL Communications, Ltd., Class A(1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	3,051,574	75,312,846
Verizon Communications, Inc.	459,935	13,853,242
		$243,230,044
Electric Utilities — 0.3%
American Electric Power Co., Inc.	960	$35,606
Exelon Corp.	1,002,600	53,278,164
Southern Co. (The)	65,985	2,278,462
		$55,592,232
Electrical Components — 0.0%
Molex, Inc., Class A	61,319	$1,507,834
		$1,507,834
Electrical Equipment — 0.6%
American Power Conversion Corp.	30,856	$678,832
Baldor Electric Co.	149,060	3,823,389
Emerson Electric Co.	1,143,636	85,429,609
Rockwell Automation, Inc.	250,649	14,828,395
Roper Industries, Inc.	46,244	1,827,100
Thomas & Betts Corp.(1)	114,600	4,808,616
		$111,395,941

Security	Shares	Value
Electronic Equipment & Instruments — 0.7%
Agilent Technologies, Inc.(1)	461,244	$15,354,813
Arrow Electronics, Inc.(1)	8,750	280,263
Flextronics International, Ltd.(1)(2)	441,607	4,610,377
Jabil Circuit, Inc.(1)	2,127,971	78,926,444
National Instruments Corp.	735,687	23,578,768
Plexus Corp.(1)	150,776	3,428,646
Sanmina-SCI Corp.(1)	1,140,602	4,858,965
Solectron Corp.(1)	1,707,596	6,249,801
		$137,288,077
Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	358,482	$21,788,536
Core Laboratories N.V.(1)(2)	20,244	756,316
Grant Prideco, Inc.(1)	11,694	515,939
Halliburton Co.	644,762	39,949,454
National-Oilwell Varco, Inc.(1)	311,875	19,554,563
Schlumberger, Ltd.(2)	557,887	54,198,722
Smith International, Inc.	191,739	7,115,434
Transocean, Inc.(1)(2)	103,602	7,220,023
		$151,098,987
Food & Staples Retailing — 1.8%
Albertson's, Inc.	853,255	$18,216,994
Casey's General Stores, Inc.	12,551	311,265
Costco Wholesale Corp.	928,292	45,922,605
CVS Corp.	266,910	7,051,762
Kroger Co. (The)(1)	1,348,478	25,459,265
Safeway, Inc.	1,190,841	28,175,298
Sysco Corp.	2,053,288	63,754,592
Sysco Corp.(3)(4)	60,000	1,862,224
Walgreen Co.	988,481	43,750,169
Wal-Mart Stores, Inc.	2,119,018	99,170,042
Winn-Dixie Stores, Inc.(1)	137,447	107,758
		$333,781,974
Food Products — 2.6%
Archer-Daniels-Midland Co.	977,204	$24,097,851
Campbell Soup Co.	1,274,493	37,941,657
ConAgra Foods, Inc.	1,048,341	21,260,355
Dean Foods Co.(1)	304,629	11,472,328
Del Monte Foods Co.(1)	99,492	1,037,702
General Mills, Inc.	151,037	7,449,145

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Food Products (continued)
H.J. Heinz Co.	299,708	$10,106,154
Hershey Co. (The)	505,557	27,932,024
J.M. Smucker Co. (The)	7,276	320,144
Kellogg Co.	54,076	2,337,165
Kraft Foods, Inc.	465	13,085
Nestle SA(2)	275,000	81,882,612
Sara Lee Corp.	4,771,143	90,174,603
Smithfield Foods, Inc.(1)	3,845,278	117,665,507
TreeHouse Foods, Inc.(1)	64,797	1,213,000
Tyson Foods, Inc., Class A	265,272	4,536,151
Wm. Wrigley Jr. Co.	839,317	55,806,187
		$495,245,670
Gas Utilities — 0.0%
National Fuel Gas Co.	4,000	$124,760
		$124,760
Health Care Equipment & Supplies — 1.3%
Advanced Medical Optics, Inc.(1)	31,158	$1,302,404
Bausch & Lomb, Inc.	29,250	1,986,075
Baxter International, Inc.	229,317	8,633,785
Becton, Dickinson and Co.	64,173	3,855,514
Biomet, Inc.	419,890	15,355,377
Boston Scientific Corp.(1)	1,109,134	27,162,692
DENTSPLY International, Inc.	6,927	371,911
Dionex Corp.(1)	37,300	1,830,684
Edwards Lifesciences Corp.(1)	10,353	430,788
Guidant Corp.	57,206	3,704,089
Hillenbrand Industries, Inc.	342,176	16,906,916
Hospira, Inc.(1)	126,372	5,406,194
Lumenis, Ltd.(1)(2)	100,000	222,000
Medtronic, Inc.	2,079,834	119,736,043
PerkinElmer, Inc.	254,526	5,996,633
St. Jude Medical, Inc.(1)	48,028	2,411,006
Steris Corp.	718	17,964
Stryker Corp.	71,556	3,179,233
Waters Corp.(1)	165,841	6,268,790
Zimmer Holdings, Inc.(1)	320,941	21,644,261
		$246,422,359
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	348,354	$14,421,856

Security	Shares	Value
Health Care Providers & Services (continued)
Beverly Enterprises, Inc.(1)	50,586	$590,339
Cardinal Health, Inc.	1,784,669	122,695,994
Caremark Rx, Inc.(1)	801,471	41,508,183
CIGNA Corp.	11,836	1,322,081
Express Scripts, Inc.(1)	53,316	4,467,881
HCA, Inc.	140	7,070
Health Management Associates, Inc., Class A	131,615	2,890,265
Henry Schein, Inc.(1)	1,904,253	83,101,601
IDX Systems Corp.(1)	60,000	2,635,200
IMS Health, Inc.	280,530	6,990,808
McKesson Corp.	2,631	135,733
Medco Health Solutions, Inc.(1)	182,743	10,197,059
PAREXEL International Corp.(1)	27,837	563,978
Renal Care Group, Inc.(1)	239,856	11,347,587
Sunrise Senior Living, Inc.(1)	288,000	9,708,480
Tenet Healthcare Corp.(1)	3,961	30,341
UnitedHealth Group, Inc.	426,716	26,516,132
Ventiv Health, Inc.(1)	13,170	311,075
WellPoint, Inc.(1)	809,292	64,573,409
		$404,015,072
Hotels, Restaurants & Leisure — 1.7%
Bob Evans Farms, Inc.	50,957	$1,175,068
Brinker International, Inc.	198,438	7,671,613
Carnival Corp.(2)	561,335	30,014,582
CBRL Group, Inc.	62,047	2,180,952
Darden Restaurants, Inc.	184,714	7,181,680
Gaylord Entertainment Co.(1)	428,482	18,677,530
International Game Technology	400,000	12,312,000
International Speedway Corp., Class A	118,344	5,668,678
Jack in the Box, Inc.(1)	500,000	17,465,000
Lone Star Steakhouse & Saloon, Inc.	145,981	3,465,589
Marriott International, Inc., Class A	185,766	12,440,749
McDonald's Corp.	863,972	29,133,136
MGM MIRAGE(1)	188,890	6,926,596
Navigant International, Inc.(1)	38,258	415,099
Outback Steakhouse, Inc.	1,360,076	56,592,762
Papa John's International, Inc.(1)	188,800	11,197,728
Royal Caribbean Cruises, Ltd.(2)	397,428	17,908,106
Sonic Corp.(1)	159,765	4,713,068
Starbucks Corp.(1)	2,343,463	70,327,325
Yum! Brands, Inc.	236,553	11,089,605
		$326,556,866

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Household Durables — 0.5%
Blyth, Inc.	699,869	$14,662,256
D.R. Horton, Inc.	625,255	22,340,361
Fortune Brands, Inc.	126,932	9,903,235
Helen of Troy, Ltd.(1)(2)	20,000	322,200
Interface, Inc., Class A(1)	75,467	620,339
Leggett & Platt, Inc.	1,799,370	41,313,535
Lenox Group, Inc.(1)	5,455	72,224
Newell Rubbermaid, Inc.	411,393	9,782,926
Snap-On, Inc.	42,453	1,594,535
		$100,611,611
Household Products — 2.9%
Clorox Co. (The)	53,688	$3,054,310
Colgate-Palmolive Co.	713,670	39,144,800
Energizer Holdings, Inc.(1)	168,981	8,413,564
Kimberly-Clark Corp.	1,484,938	88,576,552
Procter & Gamble Co. (The)	7,098,400	410,855,392
		$550,044,618
Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(1)	49,542	$784,250
Duke Energy Corp.	417,250	11,453,513
Dynegy, Inc., Class A(1)	22,688	109,810
TXU Corp.	327,916	16,458,104
		$28,805,677
Industrial Conglomerates — 3.0%
3M Co.	913,513	$70,797,258
General Electric Co.	13,345,070	467,744,703
Teleflex, Inc.	23,700	1,540,026
Tyco International, Ltd.(2)	1,147,900	33,128,394
		$573,210,381
Insurance — 6.2%
21st Century Insurance Group	70,700	$1,143,926
Aegon, N.V. (ADR)	5,182,849	84,584,096
AFLAC, Inc.	2,196,373	101,955,635
Allstate Corp. (The)	189,192	10,229,611
American International Group, Inc.	5,154,370	351,682,665
AON Corp.	550,106	19,776,311
Arthur J. Gallagher & Co.	647,017	19,979,885

Security	Shares	Value
Insurance (continued)
Berkshire Hathaway, Inc., Class A(1)	639	$56,628,180
Berkshire Hathaway, Inc., Class B(1)	41,253	121,098,182
Chubb Corp. (The)	16,099	1,572,067
Commerce Group, Inc. (The)	120,000	6,873,600
Hartford Financial Services Group, Inc. (The)	46,382	3,983,750
Jefferson-Pilot Corp.	150,301	8,556,636
Lincoln National Corp.	52,903	2,805,446
Manulife Financial Corp.(2)	74,958	4,407,530
Marsh & McLennan Cos., Inc.	686,159	21,792,410
MetLife, Inc.	1,824,271	89,389,279
Old Republic International Corp.	240,548	6,316,790
Progressive Corp. (The)(3)(4)	9,470	1,104,524
Progressive Corp. (The)	1,725,948	201,556,207
SAFECO Corp.	161,000	9,096,500
St. Paul Travelers Companies, Inc., (The)	333,134	14,881,096
Torchmark Corp.	324,638	18,049,873
UICI	43,597	1,548,129
UnumProvident Corp.	53,710	1,221,903
XL Capital Ltd., Class A(2)	187,100	12,606,798
		$1,172,841,029
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	23,500	$1,108,025
Expedia, Inc.(1)	403,096	9,658,180
IAC/InterActiveCorp(1)	403,096	11,411,648
		$22,177,853
Internet Software & Services — 0.3%
eBay, Inc.(1)	1,257,244	$54,375,803
		$54,375,803
IT Services — 2.5%
Accenture Ltd., Class A(2)	2,738,000	$79,046,060
Acxiom Corp.	616,809	14,186,607
Affiliated Computer Services, Inc.(1)	183,730	10,873,141
Automatic Data Processing, Inc.	1,560,553	71,613,777
BISYS Group, Inc. (The)(1)	65,000	910,650
Ceridian Corp.(1)	26,632	661,805
Certegy, Inc.	42,862	1,738,483
Computer Sciences Corp.(1)	226,702	11,480,189
CSG Systems International, Inc.(1)	25,200	562,464
DST Systems, Inc.(1)	231,544	13,871,801

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
IT Services (continued)
eFunds Corp.(1)	1	$23
Electronic Data Systems Corp.	1,252	30,098
First Data Corp.	3,759,930	161,714,589
Fiserv, Inc.(1)	832,355	36,016,001
Gartner, Inc.(1)	30,576	394,430
Paychex, Inc.	1,597,890	60,911,567
Perot Systems Corp.(1)	684,871	9,684,076
Safeguard Scientifics, Inc.(1)	26,579	51,297
		$473,747,058
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,761	$2,123,807
Mattel, Inc.	30,514	482,731
		$2,606,538
Machinery — 3.0%
Caterpillar, Inc.(3)(4)	34,186	$1,974,662
Caterpillar, Inc.	110,120	6,361,632
Danaher Corp.	4,031,970	224,903,287
Deere & Co.	3,350,000	228,168,500
Donaldson Co., Inc.	79,326	2,522,567
Dover Corp.	367,670	14,886,958
Federal Signal Corp.	218,345	3,277,358
Illinois Tool Works, Inc.	756,673	66,579,657
ITT Industries, Inc.	4,214	433,283
Nordson Corp.	163,978	6,642,749
Parker Hannifin Corp.	43,632	2,877,967
Tecumseh Products Co., Class A	125,700	2,879,787
Wabtec Corp.	94,504	2,542,158
		$564,050,565
Media — 4.3%
ADVO, Inc.	750,000	$21,135,000
Arbitron, Inc.	11,555	438,859
Belo Corp., Class A	542,924	11,624,003
Cablevision Systems Corp., Class A(1)	207,410	4,867,913
Catalina Marketing Corp.	87,095	2,207,858
CCE Spinco, Inc.(1)	16,410	214,976
Clear Channel Communications, Inc.	131,283	4,128,850
Comcast Corp., Class A(1)	1,979,556	51,389,274
Comcast Corp., Class A Special(1)	1,424,823	36,603,703
Discovery Holding Co., Class A(1)	131,304	1,989,256

Security	Shares	Value
Media (continued)
Discovery Holding Co., Class B(1)	3,287	$50,620
E.W. Scripps Co. (The), Class A	51,066	2,452,189
EchoStar Communications Corp., Class A(1)	35,150	955,026
Entercom Communications Corp.(1)	220,000	6,527,400
Gannett Co., Inc.	701,567	42,493,913
Havas SA (ADR)	3,142,938	13,326,057
Interpublic Group of Companies, Inc. (The)(1)	976,936	9,427,432
Knight Ridder, Inc.	19,023	1,204,156
Lamar Advertising Co.(1)	241,409	11,138,611
Liberty Global, Inc., Class A(1)	50,655	1,139,738
Liberty Global, Inc., Class B(1)	1,643	37,345
Liberty Global, Inc., Class C(1)	52,298	1,108,718
Liberty Media Corp., Class A(1)	1,313,041	10,333,633
Liberty Media Corp., Class B(1)	32,876	264,981
McClatchy Co., (The), Class A	48,066	2,840,701
McGraw-Hill Companies, Inc., (The)	472,484	24,394,349
New York Times Co. (The), Class A	300,468	7,947,379
News Corp., Class A	187,934	2,922,374
Omnicom Group, Inc.	2,326,246	198,033,322
ProQuest Co.(1)	95,464	2,664,400
Publicis Groupe(2)	329,132	11,417,022
Reuters Group PLC (ADR)	1,431	63,322
Time Warner, Inc.	4,153,197	72,431,756
Tribune Co.	1,601,074	48,448,499
Univision Communications, Inc., Class A(1)	401,298	11,794,148
Viacom, Inc., Class A	29,774	975,396
Viacom, Inc., Class B	965,189	31,465,161
Vivendi Universal SA (ADR)	417,045	13,107,724
Walt Disney Co., (The)	4,904,830	117,568,775
Washington Post Co. (The), Class B	16,470	12,599,550
Westwood One, Inc.	122,400	1,995,120
WPP Group PLC(2)	139,450	1,505,381
WPP Group PLC (ADR)	256,051	13,826,754
		$811,060,644
Metals & Mining — 0.3%
Alcoa, Inc.	85,947	$2,541,453
Allegheny Technologies, Inc.	21,408	772,401
Inco, Ltd.(1)(2)	200,000	8,714,000
Nucor Corp.	421,662	28,133,289
Phelps Dodge Corp.	14,862	2,138,196
Steel Dynamics, Inc.	311,800	11,072,018
		$53,371,357

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Multiline Retail — 1.6%
99 Cents Only Stores(1)	1,142,232	$11,947,747
Dollar General Corp.	101,456	1,934,766
Dollar Tree Stores, Inc.(1)	659,218	15,781,679
Family Dollar Stores, Inc.	2,618,411	64,910,409
Federated Department Stores, Inc.	130,024	8,624,492
J.C. Penney Company, Inc.	130,816	7,273,370
Kohl's Corp.(1)	55	2,673
Nordstrom, Inc.	131,384	4,913,762
Sears Holdings Corp.(1)	5,747	663,951
Target Corp.	3,498,908	192,334,973
		$308,387,822
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$256,200
Dominion Resources, Inc.	3,249	250,823
PG&E Corp.	47,705	1,770,810
TECO Energy, Inc.	34,145	586,611
Wisconsin Energy Corp.	9,576	374,039
		$3,238,483
Office Electronics — 0.0%
Xerox Corp.(1)	42,878	$628,163
Zebra Technologies Corp., Class A(1)	13,500	578,475
		$1,206,638
Oil, Gas & Consumable Fuels — 10.5%
Amerada Hess Corp.	18,947	$2,402,859
Anadarko Petroleum Corp.	2,559,141	242,478,610
Apache Corp.	2,073,929	142,105,615
BP PLC (ADR)	5,008,980	321,676,696
Burlington Resources, Inc.	4,335,883	373,753,115
Chevron Corp.	409,158	23,227,900
ConocoPhillips	3,329,274	193,697,161
Devon Energy Corp.	1,015,400	63,503,116
El Paso Corp.	148,709	1,808,301
Exxon Mobil Corp.	6,579,287	369,558,551
Kerr-McGee Corp.	267,327	24,289,331
Kinder Morgan, Inc.	1,781,672	163,824,740
Marathon Oil Corp.	30,098	1,835,075
Murphy Oil Corp.	39,036	2,107,554
Newfield Exploration Co.(1)	120,000	6,008,400
Royal Dutch Shell PLC (ADR)	118,194	7,267,749

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Total SA (ADR)	400,000	$50,560,000
Valero Energy Corp.	206,040	10,631,664
Williams Cos., Inc. (The)	219,065	5,075,736
		$2,005,812,173
Paper and Forest Products — 0.1%
International Paper Co.	111,913	$3,761,396
Louisiana-Pacific Corp.	70,750	1,943,503
MeadWestvaco Corp.	73,347	2,055,916
Neenah Paper, Inc.	38,811	1,086,708
Weyerhaeuser Co.	89,778	5,955,873
		$14,803,396
Personal Products — 0.4%
Avon Products, Inc.	173,400	$4,950,570
Estee Lauder Cos., Inc. (The), Class A	2,092,312	70,050,606
		$75,001,176
Pharmaceuticals — 6.1%
Abbott Laboratories	3,078,014	$121,366,092
Allergan, Inc.	38,300	4,134,868
Andrx Corp.(1)	180,170	2,967,400
Bristol-Myers Squibb Co.	4,973,196	114,284,044
Elan Corp. PLC (ADR)(1)	31,838	443,503
Eli Lilly & Co.	3,585,323	202,893,429
Forest Laboratories, Inc.(1)	56,800	2,310,624
GlaxoSmithKline PLC (ADR)	434,293	21,923,111
Johnson & Johnson	3,505,021	210,651,762
King Pharmaceuticals, Inc.(1)	505,637	8,555,378
Merck & Co., Inc.	2,605,384	82,877,265
Mylan Laboratories, Inc.	27,992	558,720
Novo Nordisk A/S (ADR)	292,277	16,466,886
Pfizer, Inc.	8,223,321	191,767,846
Schering-Plough Corp.	2,461,993	51,332,554
Sepracor, Inc.(1)	4,000	206,400
Shering AG (ADR)	25,000	1,672,750
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	72,092,932
Watson Pharmaceuticals, Inc.(1)	668,041	21,718,013
Wyeth	890,144	41,008,934
		$1,169,232,511

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Real Estate — 0.1%
AvalonBay Communities, Inc.	28,867	$2,576,380
Forest City Enterprises, Inc., Class A	77,326	2,932,975
Jones Lang LaSalle, Inc.	1,835	92,392
Plum Creek Timber Co., Inc.	198,791	7,166,416
ProLogis	126,355	5,903,306
Trammell Crow Co.(1)	65,491	1,679,844
		$20,351,313
Road & Rail — 0.2%
ANC Rental Corp.(1)	50,667	$5
Burlington Northern Santa Fe Corp.	194,233	13,755,581
CSX Corp.	38,134	1,936,063
Florida East Coast Industries, Inc.	121,978	5,168,208
Heartland Express, Inc.	653,154	13,252,495
Kansas City Southern(1)	15,215	371,702
Norfolk Southern Corp.	3,990	178,872
Union Pacific Corp.	10,453	841,571
		$35,504,497
Semiconductors & Semiconductor Equipment — 2.2%
Agere Systems, Inc.(1)	8,329	$107,444
Altera Corp.(1)	66,116	1,225,129
Analog Devices, Inc.	574,160	20,595,119
Applied Materials, Inc.	1,123,242	20,150,961
Broadcom Corp., Class A(1)	576,281	27,171,649
Conexant Systems, Inc.(1)	134,174	303,233
Cypress Semiconductor Corp.(1)	152,742	2,176,574
Freescale Semiconductor, Inc., Class B(1)	101,523	2,555,334
Intel Corp.	10,662,764	266,142,589
KLA-Tencor Corp.	148,373	7,319,240
Linear Technology Corp.	95,760	3,454,063
LSI Logic Corp.(1)	132,810	1,062,480
Maxim Integrated Products, Inc.	304,351	11,029,680
Mindspeed Technologies, Inc.(1)	44,724	105,101
Skyworks Solutions, Inc.(1)	98,685	502,307
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	909	9,008
Teradyne, Inc.(1)	27,996	407,902
Texas Instruments, Inc.	1,820,303	58,377,117
Xilinx, Inc.	58,684	1,479,424
		$424,174,354

Security	Shares	Value
Software — 1.7%
Adobe Systems, Inc.	608,276	$22,481,881
Cadence Design Systems, Inc.(1)	450,000	7,614,000
Cognos, Inc.(1)(2)	77,000	2,672,670
Computer Associates International, Inc.	38,744	1,092,193
Compuware Corp.(1)	150,944	1,353,968
Electronic Arts, Inc.(1)	21,405	1,119,696
Fair Isaac Corp.	564,515	24,934,628
Intuit, Inc.(1)	573,111	30,546,816
Jack Henry & Associates, Inc.	201,006	3,835,194
Microsoft Corp.	7,149,319	186,954,692
Oracle Corp.(1)	1,014,698	12,389,463
Parametric Technology Corp.(1)	94,600	577,060
Reynolds and Reynolds Co. (The), Class A	216,412	6,074,685
SAP AG (ADR)	400,000	18,028,000
Siebel Systems, Inc.	179,184	1,895,767
Symantec Corp.(1)	90,220	1,578,850
Wind River Systems, Inc.(1)	91,910	1,357,511
		$324,507,074
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	11,225	$731,646
AutoNation, Inc.(1)	1,370,088	29,772,012
Best Buy Co., Inc.	170,415	7,409,644
Burlington Coat Factory Warehouse Corp.	95,284	3,831,370
CarMax, Inc.(1)	67,797	1,876,621
Circuit City Stores, Inc.	216,000	4,879,440
Gap, Inc. (The)	540,888	9,541,264
Home Depot, Inc. (The)	4,485,692	181,580,812
Limited Brands, Inc.	692,655	15,480,839
Lowe's Companies, Inc.	879,145	58,603,806
Office Depot, Inc.(1)	80,276	2,520,666
OfficeMax, Inc.	2,192	55,589
Payless ShoeSource, Inc.(1)	23,100	579,810
Pep Boys (The) - Manny, Moe & Jack	62,500	930,625
RadioShack Corp.	625,064	13,145,096
Sherwin-Williams Co. (The)	53,386	2,424,792
Staples, Inc.	300,587	6,826,331
Tiffany & Co.	57,286	2,193,481
TJX Companies, Inc. (The)	1,716,834	39,882,054
Too, Inc.(1)	38,284	1,079,992
		$383,345,890

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.(1)	731,440	$24,386,210
NIKE, Inc., Class B	1,529,222	132,721,177
		$157,107,387
Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp.	999,998	$34,189,932
Fannie Mae	335,606	16,380,929
Freddie Mac	151,086	9,873,470
Golden West Financial Corp.	89,168	5,885,088
MGIC Investment Corp.	85,000	5,594,700
Radian Group, Inc.	1,796	105,228
Washington Mutual, Inc.	875,535	38,085,772
		$110,115,119
Tobacco — 0.3%
Altria Group, Inc.	700,409	$52,334,560
		$52,334,560
Trading Companies & Distributors — 0.0%
United Rentals, Inc.(1)	397,333	$9,293,619
		$9,293,619
Wireless Telecommunication Services — 0.6%
Alltel Corp.	1,682,674	$106,176,729
Sprint Nextel Corp.	297,303	6,944,998
Telephone & Data Systems, Inc., Special Shares	25,844	894,461
Telephone and Data Systems, Inc.	25,844	931,159
Vodafone Group PLC (ADR)	332,062	7,129,371
		$122,076,718
Total Common Stocks (identified cost $14,184,947,956)		$18,969,682,297
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Enron Corp.(1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Preferred Stocks — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$666
		$666
Total Preferred Stocks (identified cost $39,407)		$666
Rights — 0.0%
Security	Shares	Value
Computers and Business Equipment — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(3)	197,392	$0
		$0
Diversified Telecommunication Services — 0.0%
McLeodUSA, Inc., (Escrow Rights)(1)(3)	1,592,200	$0
		$0
Total Rights (identified cost $0)		$0
Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc.(1)	18,106	$10,230
		$10,230
Total Warrants (identified cost $0)		$10,230
Total Investments — 99.7% (identified cost $14,201,613,432)		$18,969,693,193
Other Assets, Less Liabilities — 0.3%		$62,913,660
Net Assets — 100.0%		$19,032,606,853

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Security subject to restrictions on resale (see Note 7).

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at value (identified cost, $14,201,613,432)	$18,969,693,193
Cash	56,253
Receivable for investments sold	51,552,943
Dividends and interest receivable	25,609,097
Tax reclaim receivable	1,279,291
Total assets	$19,048,190,777
Liabilities
Demand note payable	$8,000,000
Payable to affiliate for investment adviser fee	6,896,006
Payable to affiliate for Trustees' fees	12,004
Accrued expenses	675,914
Total liabilities	$15,583,924
Net Assets applicable to investors' interest in Portfolio	$19,032,606,853
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,264,573,420
Net unrealized appreciation (computed on the basis of identified cost)	4,768,033,433
Total	$19,032,606,853

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Dividends (net of foreign taxes, $4,483,174)	$314,591,123
Interest	1,772,594
Total investment income	$316,363,717
Expenses
Investment adviser fee	$80,617,092
Trustees' fees and expenses	34,741
Custodian fee	2,335,402
Legal and accounting services	107,743
Miscellaneous	453,249
Total expenses	$83,548,227
Deduct — Reduction of custodian fee	$267
Reduction of investment adviser fee	88,889
Total expense reductions	$89,156
Net expenses	$83,459,071
Net investment income	$232,904,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$101,182,645
Securities sold short	(30,244,833)
Foreign currency transactions	(48,663)
Net realized gain	$70,889,149
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$523,919,934
Securities sold short	27,299,373
Foreign currency	(199,704)
Net change in unrealized appreciation (depreciation)	$551,019,603
Net realized and unrealized gain	$621,908,752
Net increase in net assets from operations	$854,813,398

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment income	$232,904,646	$212,033,371
Net realized gain from investment transactions, securities sold short and foreign currency transactions	70,889,149	152,422,840
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	551,019,603	1,317,878,707
Net increase in net assets from operations	$854,813,398	$1,682,334,918
Capital transactions — Contributions	$1,237,495,815	$1,775,098,351
Withdrawals	(2,200,844,762)	(1,925,879,872)
Net decrease in net assets from capital transactions	$(963,348,947)	$(150,781,521)
Net increase (decrease) in net assets	$(108,535,549)	$1,531,553,397
Net Assets
At beginning of year	$19,141,142,402	$17,609,589,005
At end of year	$19,032,606,853	$19,141,142,402

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2005		2004		2003	2002	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.45	%†	0.45	%†	0.45%	0.45%	0.45%
Expenses after custodian fee reduction	0.45	%†	0.45	%†	—	—	—
Net investment income	1.25	%†	1.18	%†	1.05%	0.85%	0.64%
Portfolio Turnover	0	%(1)	3%		15%	23%	18%
Total Return	4.70%		9.67%		23.88%	(19.52)%	(9.67)%
Net assets, end of year (000's omitted)	$19,032,607		$19,141,142		$17,609,589	$14,571,522	$18,335,865

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have changed by less than 0.005%.

(1)  Amounts to less than 1%.

See notes to financial statements

Tax-Managed Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes —  The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts —  Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options —  Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily.

Tax-Managed Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short —  The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F  Foreign Currency Translation — Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications —  Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2005, there were $267 in credit balances used to reduce the Portfolio's custodian fee.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between

Tax-Managed Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

the Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the year ended December 31, 2005, the advisory fee was 0.43% of the Portfolio's average daily net assets. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the year ended December 31, 2005, BMR waived $88,889 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the year ended December 31, 2005, purchases and sales of investments, other than short-term obligations, aggregated $58,765,480 and $774,871,275, respectively. In addition, investments having an aggregate market value of $1,057,904,697 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $1,009,478,984, during the year ended December 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,152,013,829
Gross unrealized appreciation	$14,819,049,235
Gross unrealized depreciation	(1,369,871)
Net unrealized appreciation	$14,817,679,364

Unrealized depreciation on foreign currency is $46,328.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At December 31, 2005 the Portfolio had a balance outstanding pursuant to this line of credit of $8,000,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2005.

7  Restricted Securities

At December 31, 2005, the Portfolio owned the following securities (representing 0.03% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Fair Value
Caterpillar, Inc.	2/17/05	2/18/06	34,186	$1,580,520	$1,974,662
Progressive Corp.	10/14/05	10/15/06	9,470	1,031,533	1,104,524
Sysco Corp.	5/19/05	5/20/06	60,000	2,220,777	1,862,224
				$4,832,830	$4,941,410

Tax-Managed Growth Portfolio as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Tax-Managed Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed Growth Portfolio as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 17, 2006

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the Eaton Vance Tax-Managed Growth Fund 1.0's (the "Fund") expense ratio to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement between Eaton Vance and the Portfolio, the Special Committee also considered information relating to the education, experience and number of investment professionals and other Eaton Vance personnel whose responsibilities include portfolio management. The Special Committee also considered the investment adviser's experience in managing equity funds with an objective of after-tax returns. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill and expertise required to

Eaton Vance Tax-Managed Growth Fund 1.0

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the profit levels of the investment adviser and its affiliates in providing investment management and administration services for the Fund and Portfolio and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio, as well as Eaton Vance's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by Eaton Vance as a result of soft dollar credits generated through trading on behalf of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Tax-Managed Growth Fund 1.0

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Series Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Since 1997	Chairman, President and Chief Executive Officer of BMR, EVM and EV; Director of EV; Chairman and Chief Executive Officer of EVC; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1996; of the Portfolio since 1995 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2005). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

Eaton Vance Tax-Managed Growth Fund 1.0

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1996; of the Portfolio since 1995	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) 1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Since 2003	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	Vice President	Vice President of the Trust since 1998; of the Portfolio since 2002	Executive Vice President of EVM, BMR and EV; Chief Investment Officer of EVM and BMR and President and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	President	Since 2002(2)	Senior Vice President and Chief Equity Investment Officer of EVM and BMR and Executive Vice President of EVC. Officer of 51 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Michelle A. Green 8/25/69	Treasurer	Since 2002(2)	Vice President of EVM and BMR. Chief Financial Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 67 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Ms. Green served as Assistant Treasurer of the Trust since 1998 and Mr. Richardson served as Vice President of the Portfolio since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance Tax-Managed Growth Fund 1.0

The Eaton Vance Building

255 State Street

Boston, MA 02109

157-2/06  TGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2004, and December 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Tax-Managed Growth Fund 1.0

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$10,918	$10,705

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,300	$5,565

All Other Fees(3)	$0	$0

Total	$16,218	$17,720

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                 All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

During each of the fiscal years ended December 31, 2004 and December 31, 2005, $35,000 was billed by D&T, the principal accountant to certain Series of the Trust for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the last two fiscal years of the registrant.

Fiscal Years Ended	12/31/04	12/31/05

Registrant	$5,300	$5,565

Eaton Vance (1)	$334,713	$179,500

(1)           The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	February 15, 2006

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 15, 2006